Loss Per Common Share	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]
Note 8. Loss Per Common Share

	For the three months ended September 30,		For the nine months ended September 30,
	2014	2013	2014	2013
Numerator:	(unaudited)	(unaudited)	(unaudited)	(unaudited)
Net (loss) income attributable to Pangaea
Logistics Solutions Ltd.	$(2,909,607)	$5,869,400	$4,913,603	$10,515,682
Less: dividends declared on convertible
redeemable preferred stock	(2,739,068)	(2,941,600)	(6,303,748)	(5,769,050)
Less: beneficial conversion	-	(2,386,745)	-	(5,748,464)
Less: settlement of accrued dividends	-	-	-	(45,843)
Less: settlement of notes	-	-	-	(324,484)
Less: fair value adjustment	-	(2,395,255)	-	(5,409,840)
Total loss allocated to common stock	$(5,648,675)	$(1,854,200)	$(1,390,145)	$(6,781,999)

Denominator:
Weighted-average number of shares of	87,329	87,329	87,329	87,329
common stock outstanding

Basic EPS - common stock	$(64.68)	$(7.77)	$(15.92)	$(63.30)
Diluted EPS - common stock	$(64.68)	$(7.77)	$(15.92)	$(63.30)

(i) The fair value of the beneficial conversion adjustment to net income during the nine months ended September 30, 2013 for purposes of calculating EPS is $5,748,464. However, retained earnings was reduced by $3,823,325

NOTE 3 - EARNINGS PER SHARE

The Company has one participating security (the convertible redeemable preferred stock) and has no other potentially dilutive securities. For both 2013 and 2012 the diluted EPS reflects the two-class method, as it is more dilutive than the if-converted method. The computations of basic earnings per common share and diluted earnings per common share for 2013 and 2012 are as follows:

	Year Ended December 31,
	2013		2012

Numerator:
Net Income attributable to Bulk Partners (Bermuda) Ltd.	$15,452,369		$13,853,879
Less: dividends declared on convertible redeemable preferred stock	(6,288,456)		(4,187,985)
Less: modification of conversion price	-		(1,372,149)
Less: beneficial conversion	(8,959,421)	(i)	(4,584,271)
Less: settlement of accrued dividends	(45,843)		(1,185,050)
Less: settlement of notes	(1,429,217)		-
Less: fair value adjustment	(7,517,915)		(5,211,325)

Total earnings allocated to common stock	$(8,788,483)		$(2,686,901)
Denominator:
Weighted-average number of shares of common stock outstanding	87,329		87,329

Basic and Diluted EPS - common stock	$(100.64)		$(30.77)

(i)
The fair value of the beneficial conversion adjustment to net income for purposes of calculating EPS is $8,959,421. However retained earnings was reduced by $4,927,423, with the remaining amount recorded as a reduction in APIC.